Onerous Contract Provisions - Summary Of Changes to Credit Adjusted Risk Free Rate or Estimated Sublease Recovery on Onerous Contract Provisions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Provisions [Abstract]
Credit-adjusted risk-free rate sensitivity range	1.00%	1.00%
Estimated sublease recovery sensitivity range	5.00%	5.00%
Credit-adjusted risk-free rate increase	$ (2)	$ (46)
Estimated sublease recovery increase	(17)	(40)
Credit-adjusted risk-free rate decrease	2	52
Estimated sublease recovery decrease	$ 17	$ 40